Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues
Subscription solutions	$ 188,606	$ 111,979
Merchant solutions	200,724	93,254
Total revenues	389,330	205,233
Cost of revenues
Subscription solutions	39,478	24,531
Merchant solutions	140,357	67,447
Total cost of revenues	179,835	91,978
Gross profit	209,495	113,255
Operating expenses
Sales and marketing	129,214	70,374
Research and development	74,336	39,722
General and administrative	43,110	20,915
Total operating expenses	246,660	131,011
Loss from operations	(37,165)	(17,756)
Other income (expense)
Interest income, net	1,536	200
Foreign exchange gain (loss)	274	(1,234)
Total other income (expense)	1,810	(1,034)
Net loss	(35,355)	(18,790)
Other comprehensive loss, net of tax
Unrealized loss on cash flow hedges	(1,818)	0
Comprehensive loss	$ (37,173)	$ (18,790)
Basic and diluted net loss per share attributable to shareholders (in dollars per share)	$ (0.42)	$ (0.30)
Weighted average shares used to compute basic and diluted net loss per share attributable to shareholders (in shares)	83,988,597	61,716,065